Schedule of Investments ─ NYLI Candriam U.S. Mid Cap Equity ETF

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 100.0%

Communication Services — 2.3%
Frontier Communications Parent, Inc.*	20,448	$731,221
Interpublic Group of Cos., Inc. (The)	40,643	1,165,235
New York Times Co. (The), Class A	16,440	892,692
News Corp., Class B	11,148	352,834
News Corp., Class A	41,185	1,158,122
Paramount Global, Class B	64,101	697,419
Total Communication Services		4,997,523

Consumer Discretionary — 16.5%
Abercrombie & Fitch Co., Class A*	5,325	635,698
Aramark	27,114	1,055,006
Autoliv, Inc.	7,534	728,236
AutoNation, Inc.*	2,782	524,546
BorgWarner, Inc.	24,572	783,847
Bright Horizons Family Solutions, Inc.*	6,245	765,637
Burlington Stores, Inc.*	6,897	1,958,265
CarMax, Inc.*	16,773	1,436,440
Crocs, Inc.*	6,300	643,041
Dick’s Sporting Goods, Inc.	6,105	1,465,505
Duolingo, Inc.*	4,029	1,466,516
Etsy, Inc.*	12,351	678,193
Floor & Decor Holdings, Inc., Class A*	11,472	1,148,347
Gap, Inc. (The)	21,758	523,715
Gentex Corp.	24,905	645,538
H&R Block, Inc.	14,924	825,446
Hasbro, Inc.	13,940	806,290
Installed Building Products, Inc.	2,559	508,832
Lear Corp.	6,059	570,091
Levi Strauss & Co., Class A	10,650	202,669
Lithia Motors, Inc.	2,842	1,068,876
LKQ Corp.	27,103	1,013,381
Lucid Group, Inc.*	92,222	254,533
Meritage Homes Corp.	7,725	601,546
Mohawk Industries, Inc.*	5,679	694,542
Norwegian Cruise Line Holdings Ltd.*	47,474	1,345,888
Planet Fitness, Inc., Class A*	9,138	988,366
Pool Corp.	4,124	1,419,687
Ralph Lauren Corp.	4,284	1,069,715
Rivian Automotive, Inc., Class A*(a)	77,810	977,294
Service Corp. International	14,946	1,167,581
Tapestry, Inc.(a)	25,206	1,838,526
Toll Brothers, Inc.	10,886	1,478,428
TopBuild Corp.*	3,262	1,117,822
Vail Resorts, Inc.	3,941	670,443
VF Corp.	39,945	1,037,372
Wyndham Hotels & Resorts, Inc.	8,322	873,976
Yum China Holdings, Inc.	40,237	1,860,961
Total Consumer Discretionary		36,850,795

Consumer Staples — 4.8%
BellRing Brands, Inc.*	13,934	1,077,795
BJ’s Wholesale Club Holdings, Inc.*	14,274	1,413,840
Coty, Inc., Class A*	38,780	284,257
Ingredion, Inc.	7,031	959,310
J M Smucker Co. (The)	11,214	1,198,664
Lamb Weston Holdings, Inc.	15,399	923,016
Post Holdings, Inc.*	5,138	545,450
Sprouts Farmers Market, Inc.*	10,782	1,707,222
US Foods Holding Corp.*	24,487	1,736,863
Walgreens Boots Alliance, Inc.	77,298	794,623
Total Consumer Staples		10,641,040

Energy — 2.4%
Antero Midstream Corp.	36,830	590,753
ChampionX Corp.	20,565	588,982
DT Midstream, Inc.	10,535	1,064,878
HF Sinclair Corp.	16,888	609,319
NOV, Inc.	42,503	614,168
TechnipFMC PLC	46,184	1,387,829
	Shares	Value
Common Stocks (continued)

Energy (continued)
Weatherford International PLC	7,766	$488,870
Total Energy		5,344,799

Financials — 13.4%
AGNC Investment Corp.	84,430	841,767
Ally Financial, Inc.	29,696	1,157,253
Annaly Capital Management, Inc.	58,332	1,190,556
Assurant, Inc.	5,607	1,206,570
Axis Capital Holdings Ltd.	8,302	755,648
Carlyle Group, Inc. (The)	23,603	1,325,544
Comerica, Inc.	14,362	966,850
Corebridge Financial, Inc.	26,585	897,510
Equitable Holdings, Inc.	34,238	1,863,232
Franklin Resources, Inc.	34,005	756,271
Globe Life, Inc.	9,704	1,184,761
Jack Henry & Associates, Inc.	7,875	1,370,959
Jackson Financial, Inc., Class A	8,063	759,857
KeyCorp	102,047	1,834,805
MarketAxess Holdings, Inc.	4,024	887,815
Old Republic International Corp.	25,544	934,400
Popular, Inc.	7,687	791,300
Primerica, Inc.	3,644	1,057,379
Reinsurance Group of America, Inc.	7,132	1,625,097
RenaissanceRe Holdings Ltd.	5,577	1,297,099
RLI Corp.	9,002	660,297
Ryan Specialty Holdings, Inc.	10,693	711,940
SEI Investments Co.	10,694	925,887
Toast, Inc., Class A*	42,710	1,747,693
Unum Group	20,011	1,525,839
Voya Financial, Inc.	10,648	755,902
WEX, Inc.*	4,207	773,625
Total Financials		29,805,856

Health Care — 11.7%
Bio-Techne Corp.	17,046	1,253,733
Charles River Laboratories International, Inc.*	5,534	911,782
Chemed Corp.	1,594	895,828
DaVita, Inc.*	4,811	847,698
Encompass Health Corp.	10,777	1,069,833
Ensign Group, Inc. (The)	5,967	833,351
Exact Sciences Corp.*	19,883	1,114,442
Exelixis, Inc.*	27,182	901,083
Glaukos Corp.*	5,766	902,033
Halozyme Therapeutics, Inc.*	13,620	771,437
Henry Schein, Inc.*	12,366	989,280
Insmed, Inc.*	18,266	1,398,810
Insulet Corp.*	7,556	2,103,439
Jazz Pharmaceuticals PLC*	6,517	810,519
Medpace Holdings, Inc.*	2,555	892,078
Neurocrine Biosciences, Inc.*	10,847	1,646,792
Penumbra, Inc.*	3,998	1,067,346
QIAGEN NV*	23,325	1,041,237
Repligen Corp.*	5,672	942,743
Roivant Sciences Ltd.*	39,123	435,439
Sarepta Therapeutics, Inc.*	9,740	1,107,633
Summit Therapeutics, Inc.*	11,497	247,186
Teleflex, Inc.	5,108	920,666
United Therapeutics Corp.*	4,434	1,557,088
Vaxcyte, Inc.*	12,742	1,125,374
Viking Therapeutics, Inc.*(a)	11,312	370,468
Total Health Care		26,157,318

Industrials — 17.3%
A O Smith Corp.	12,894	867,766
Acuity Brands, Inc.	3,327	1,105,861
Advanced Drainage Systems, Inc.	7,213	872,124
AECOM	14,495	1,528,353
AGCO Corp.	6,762	706,156
API Group Corp.*	21,864	834,112
AZEK Co., Inc. (The)*	15,198	778,594

Schedule of Investments ─ NYLI Candriam U.S. Mid Cap Equity ETF (continued)

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Industrials (continued)
CH Robinson Worldwide, Inc.	12,603	$1,253,872
Comfort Systems USA, Inc.	3,812	1,664,891
Dayforce, Inc.*	16,412	1,160,985
Donaldson Co., Inc.	12,910	919,063
Flowserve Corp.	14,175	887,638
FTI Consulting, Inc.*	3,771	736,665
Genpact Ltd.	17,584	856,165
Graco, Inc.	18,150	1,527,685
GXO Logistics, Inc.*	12,728	578,488
ITT, Inc.	8,818	1,331,694
Kirby Corp.*	6,224	679,350
Knight-Swift Transportation Holdings, Inc.	17,130	977,952
Landstar System, Inc.	3,811	627,519
Masco Corp.	23,415	1,856,341
MasTec, Inc.*	6,851	994,012
MSA Safety, Inc.	4,007	660,073
nVent Electric PLC	17,927	1,166,868
Owens Corning	9,389	1,732,740
Paycom Software, Inc.	5,637	1,170,016
Paylocity Holding Corp.*	4,689	963,683
Regal Rexnord Corp.	7,196	1,142,221
Robert Half, Inc.	11,007	713,143
Simpson Manufacturing Co., Inc.	4,536	762,048
Tetra Tech, Inc.	28,913	1,063,998
Toro Co. (The)	11,077	922,382
Trex Co., Inc.*	11,724	853,859
UFP Industries, Inc.	6,403	740,507
Watts Water Technologies, Inc., Class A	2,945	608,967
WESCO International, Inc.	4,844	896,140
WillScot Mobile Mini Holdings Corp.*	19,828	734,826
XPO, Inc.*	12,406	1,658,310
Total Industrials		38,535,067

Information Technology — 15.8%
Altair Engineering, Inc., Class A*	6,310	696,309
Arrow Electronics, Inc.*	5,721	666,783
Aspen Technology, Inc.*	2,907	766,140
Ciena Corp.*	15,555	1,355,463
Cirrus Logic, Inc.*	5,768	579,338
Cognex Corp.	18,586	741,581
Confluent, Inc., Class A*	25,178	747,283
DocuSign, Inc.*	21,779	2,106,683
Dolby Laboratories, Inc., Class A	6,432	538,551
Dynatrace, Inc.*	28,895	1,668,686
Elastic NV*	9,276	1,044,292
EPAM Systems, Inc.*	5,988	1,520,712
F5, Inc.*	6,294	1,870,954
Fabrinet*	3,897	842,570
Flex Ltd.*	42,805	1,782,828
Gen Digital, Inc.	58,794	1,582,147
Globant SA*	4,572	975,299
Guidewire Software, Inc.*	8,465	1,788,401
Insight Enterprises, Inc.*	3,007	519,459
Juniper Networks, Inc.	35,300	1,230,558
Lattice Semiconductor Corp.*	14,742	840,589
Littelfuse, Inc.	2,637	628,555
Manhattan Associates, Inc.*	6,591	1,374,817
MKS Instruments, Inc.	6,766	766,453
Nutanix, Inc., Class A*	26,831	1,845,034
Onto Innovation, Inc.*	5,321	1,089,528
TD SYNNEX Corp.	8,138	1,159,746
Twilio, Inc., Class A*	16,493	2,417,544
UiPath, Inc., Class A*	46,008	654,234
Unity Software, Inc.*	32,431	719,968
Universal Display Corp.	4,757	713,169
Total Information Technology		35,233,674

Materials — 6.5%
Albemarle Corp.	12,714	1,070,392
Alcoa Corp.	27,832	983,026
AptarGroup, Inc.	7,136	1,121,422
	Shares	Value
Common Stocks (continued)

Materials (continued)
Axalta Coating Systems Ltd.*	23,694	$851,562
Commercial Metals Co.	12,367	599,676
Crown Holdings, Inc.	12,986	1,140,950
Element Solutions, Inc.	24,232	625,428
Graphic Packaging Holding Co.	32,094	880,338
Louisiana-Pacific Corp.	6,884	805,222
Magnera Corp.*	3,386	63,183
Mosaic Co. (The)	34,399	959,388
Packaging Corp. of America	9,619	2,045,577
RPM International, Inc.	13,765	1,742,649
Summit Materials, Inc., Class A*	13,007	680,396
United States Steel Corp.	24,282	894,792
Total Materials		14,464,001

Real Estate — 8.6%
Agree Realty Corp.	10,764	781,144
American Homes 4 Rent, Class A	36,569	1,266,385
Brixmor Property Group, Inc.	32,436	845,282
Camden Property Trust	11,426	1,299,250
CubeSmart	24,293	1,013,018
Equity LifeStyle Properties, Inc.	19,283	1,262,072
Federal Realty Investment Trust	8,205	891,309
Healthcare Realty Trust, Inc.	39,179	656,248
Host Hotels & Resorts, Inc.	75,377	1,259,550
Jones Lang LaSalle, Inc.*	5,118	1,447,370
Kimco Realty Corp.	71,342	1,601,628
Regency Centers Corp.	17,663	1,268,910
Rexford Industrial Realty, Inc.	23,813	968,237
STAG Industrial, Inc.	19,741	674,747
UDR, Inc.	33,052	1,379,591
Vornado Realty Trust	17,018	736,199
Zillow Group, Inc., Class A*	5,012	396,950
Zillow Group, Inc., Class C*	16,752	1,377,349
Total Real Estate		19,125,239

Utilities — 0.7%
Brookfield Renewable Corp.	19,425	518,453
Essential Utilities, Inc.	29,666	1,052,550
Total Utilities		1,571,003

Total Common Stocks
(Cost $198,533,089)		222,726,315

Short-Term Investment — 0.0%(b)

Money Market Funds — 0.0%(b)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%(c)
(Cost $99,125)	99,125	99,125

Total Investments — 100.0%
(Cost $198,632,214)		222,825,440
Other Assets and Liabilities, Net — 0.0%(b)		34,986
Net Assets — 100%		$222,860,426

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,024,074; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $3,162,507.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at January 31, 2025.

Schedule of Investments ─ NYLI Candriam U.S. Mid Cap Equity ETF (continued)

January 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$222,726,315	$—	$—	$222,726,315
Short-Term Investment:
Money Market Funds	99,125	—	—	99,125
Total Investments in Securities	$222,825,440	$—	$—	$222,825,440

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.